AB Variable Products Series Fund, Inc.

AB International Value Portfolio

Portfolio of Investments

March 31, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.5%
Financials – 21.1%
Banks – 14.3%
ABN AMRO Bank NV	151,334	$4,797,410
Barclays PLC	740,030	3,872,935
BNP Paribas SA	56,310	5,364,295
BPER Banca SpA	394,685	5,172,431
Danske Bank A/S	112,856	5,561,832
Erste Group Bank AG	42,142	4,552,402
Eurobank SA	918,597	3,678,094
Japan Post Bank Co., Ltd.	299,400	4,883,280
Resona Holdings, Inc.	586,700	6,692,925

		44,575,604

Insurance – 6.8%
ASR Nederland NV	63,395	4,364,544
AXA SA	125,768	5,779,232
Beazley PLC	333,158	5,629,165
Prudential PLC	391,817	5,447,475

		21,220,416

		65,796,020

Industrials – 19.6%
Aerospace & Defense – 6.1%
Airbus SE	30,681	5,800,944
BAE Systems PLC	183,164	5,370,094
CSG NV(a)	72,030	1,943,193
Melrose Industries PLC	884,247	5,991,832

		19,106,063

Building Products – 1.3%
Daikin Industries Ltd.	34,200	4,102,183

Construction & Engineering – 1.5%
Vinci SA	32,095	4,817,434

Electrical Equipment – 1.8%
Mitsubishi Electric Corp.	172,200	5,632,159

Ground Transportation – 1.0%
Keisei Electric Railway Co., Ltd.(b)	396,600	2,967,345

Machinery – 2.6%
CNH Industrial NV	372,201	4,094,211
Techtronic Industries Co., Ltd. – Class H	306,000	4,063,750

		8,157,961

Passenger Airlines – 1.4%
Ryanair Holdings PLC (Sponsored ADR)(b)	73,349	4,239,572

Professional Services – 3.9%
Bureau Veritas SA	151,350	4,530,119
Persol Holdings Co., Ltd.	2,145,400	3,165,970
RELX PLC	138,148	4,526,053

		12,222,142

		61,244,859

Company	Shares	U.S. $ Value

Consumer Discretionary – 11.5%
Automobile Components – 1.0%
Toyo Tire Corp.	135,700	$3,183,605

Automobiles – 1.4%
Honda Motor Co., Ltd.	550,100	4,452,272

Hotels, Restaurants & Leisure – 2.7%
Accor SA	88,256	4,233,038
Yum China Holdings, Inc.	87,984	4,291,859

		8,524,897

Household Durables – 2.0%
Sony Group Corp.	298,300	6,217,383

Specialty Retail – 2.8%
Industria de Diseno Textil SA	106,880	6,221,357
JD Sports Fashion PLC	2,790,798	2,646,957

		8,868,314

Textiles, Apparel & Luxury Goods – 1.6%
Burberry Group PLC(a)	328,999	4,813,948

		36,060,419

Health Care – 8.6%
Life Sciences Tools & Services – 1.0%
ICON PLC(a)	27,959	3,093,943

Pharmaceuticals – 7.6%
Haleon PLC	1,110,430	5,495,511
Novo Nordisk A/S - Class B	135,279	4,950,462
Roche Holding AG	20,745	8,279,140
Takeda Pharmaceutical Co., Ltd.	140,800	5,185,364

		23,910,477

		27,004,420

Communication Services – 7.7%
Diversified Telecommunication Services – 3.5%
Deutsche Telekom AG (REG)	166,278	6,206,038
Koninklijke KPN NV	849,894	4,736,992

		10,943,030

Entertainment – 1.1%
Toho Co., Ltd./Tokyo	316,000	3,319,189

Media – 1.2%
Publicis Groupe SA	46,565	3,854,161

Wireless Telecommunication Services – 1.9%
Tele2 AB - Class B	290,927	6,021,454

		24,137,834

Information Technology – 6.0%
Semiconductors & Semiconductor Equipment – 4.6%
NXP Semiconductors NV	12,345	2,430,237
Taiwan Semiconductor Manufacturing Co., Ltd.	89,000	5,147,273
Tokyo Electron Ltd.	27,100	6,733,020

		14,310,530

Company	Shares	U.S. $ Value

Technology Hardware, Storage & Peripherals – 1.4%
Samsung Electronics Co., Ltd.	38,288	$4,478,214

		18,788,744

Consumer Staples – 6.0%
Beverages – 3.2%
Anheuser-Busch InBev SA/NV	78,916	5,459,888
Coca-Cola Europacific Partners PLC	49,541	4,491,882

		9,951,770

Food Products – 1.3%
Toyo Suisan Kaisha Ltd.	57,900	4,071,858

Household Products – 1.5%
Reckitt Benckiser Group PLC	68,316	4,593,591

		18,617,219

Materials – 5.7%
Chemicals – 1.8%
Arkema SA	36,105	2,478,891
Tosoh Corp.	222,300	3,304,464

		5,783,355

Construction Materials – 1.5%
CRH PLC	44,566	4,684,778

Metals & Mining – 2.4%
Anglo American PLC	113,016	4,852,409
Norsk Hydro ASA	239,468	2,552,345

		7,404,754

		17,872,887

Energy – 5.6%
Energy Equipment & Services – 4.2%
Shell PLC	274,644	12,842,651
Vallourec SACA	11,184	283,108

		13,125,759

Oil, Gas & Consumable Fuels – 1.4%
Santos Ltd.	816,730	4,470,408

		17,596,167

Real Estate – 2.9%
Diversified REITs – 1.4%
Merlin Properties Socimi SA	273,099	4,449,421

Real Estate Management & Development – 1.5%
Mitsui Fudosan Co., Ltd.	425,300	4,533,884

		8,983,305

Utilities – 1.8%
Electric Utilities – 1.8%
Enel SpA	502,050	5,488,827

Total Common Stocks (cost $241,731,055)		301,590,701

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.3%
Investment Companies – 1.3%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.50%(c) (d) (e) (cost $4,135,548)	4,135,548	$4,135,548

Total Investments – 97.8% (cost $245,866,603)(f)		305,726,249
Other assets less liabilities – 2.2%		6,993,746

Net Assets – 100.0%		$312,719,995

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	JPY	345,888	USD	2,203	04/10/2026	$22,151
Bank of America NA	USD	1,623	JPY	256,386	04/10/2026	(6,114)
Bank of America NA	EUR	5,217	USD	6,088	04/16/2026	53,735
Bank of New York (The)	USD	4,844	SGD	6,115	04/24/2026	(80,556)
Barclays Capital, Inc.	BRL	3,890	USD	745	04/02/2026	(5,691)
Barclays Capital, Inc.	USD	732	BRL	3,890	04/02/2026	19,454
Barclays Capital, Inc.	JPY	760,192	USD	4,863	04/10/2026	70,225
Barclays Capital, Inc.	USD	3,327	JPY	521,541	04/10/2026	(38,478)
Barclays Capital, Inc.	KRW	1,257,411	USD	872	04/14/2026	36,186
Barclays Capital, Inc.	EUR	3,043	USD	3,591	04/16/2026	71,068
Barclays Capital, Inc.	USD	3,606	EUR	3,037	04/16/2026	(93,215)
Barclays Capital, Inc.	AUD	1,325	USD	926	04/22/2026	11,872
Barclays Capital, Inc.	USD	977	AUD	1,394	04/22/2026	(15,164)
Barclays Capital, Inc.	SEK	11,504	USD	1,278	04/23/2026	61,433
Barclays Capital, Inc.	USD	1,034	GBP	767	04/24/2026	(18,628)
Citibank NA	JPY	205,128	USD	1,316	04/10/2026	22,480
Citibank NA	JPY	375,881	USD	2,370	04/10/2026	(378)
Citibank NA	USD	1,514	JPY	240,143	04/10/2026	444
Citibank NA	USD	2,630	JPY	407,541	04/10/2026	(60,081)
Citibank NA	USD	974	KRW	1,434,789	04/14/2026	(19,882)
Citibank NA	EUR	1,118	USD	1,299	04/16/2026	5,717
Citibank NA	USD	3,200	EUR	2,760	04/16/2026	(7,487)
Citibank NA	USD	6,994	SEK	62,212	04/23/2026	(415,162)
Citibank NA	TWD	171,434	USD	5,434	04/24/2026	83,601
Deutsche Bank AG	USD	1,004	JPY	156,533	04/10/2026	(17,411)
Deutsche Bank AG	EUR	1,222	USD	1,447	04/16/2026	33,747
Deutsche Bank AG	USD	847	EUR	734	04/16/2026	1,930
Goldman Sachs Bank USA	BRL	4,192	USD	803	04/02/2026	(6,132)
Goldman Sachs Bank USA	USD	808	BRL	4,192	04/02/2026	874
Goldman Sachs Bank USA	JPY	134,836	USD	868	04/10/2026	17,515
Goldman Sachs Bank USA	USD	2,772	JPY	428,363	04/10/2026	(71,214)
Goldman Sachs Bank USA	EUR	2,070	USD	2,467	04/16/2026	72,745
Goldman Sachs Bank USA	EUR	945	USD	1,092	04/16/2026	(811)
HSBC Bank USA	BRL	8,082	USD	1,533	04/02/2026	(27,272)
HSBC Bank USA	USD	1,548	BRL	8,082	04/02/2026	11,823
HSBC Bank USA	JPY	134,671	USD	876	04/10/2026	26,569
HSBC Bank USA	KRW	9,214,627	USD	6,368	04/14/2026	239,985
HSBC Bank USA	USD	355	KRW	527,053	04/14/2026	(4,227)
HSBC Bank USA	USD	1,041	CHF	821	04/16/2026	(12,911)
HSBC Bank USA	USD	1,433	EUR	1,245	04/16/2026	6,522
HSBC Bank USA	GBP	2,864	USD	3,820	04/24/2026	29,174
HSBC Bank USA	GBP	2,975	USD	3,936	04/24/2026	(1,313)
HSBC Bank USA	USD	661	TWD	21,117	04/24/2026	(1,962)
HSBC Bank USA	USD	1,523	BRL	8,082	05/05/2026	27,340
JPMorgan Chase Bank	JPY	659,317	USD	4,192	04/10/2026	35,069

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank	USD	1,059	JPY	161,842	04/10/2026	$(38,393)
JPMorgan Chase Bank	CHF	1,318	USD	1,677	04/16/2026	25,862
JPMorgan Chase Bank	EUR	1,051	USD	1,249	04/16/2026	33,117
JPMorgan Chase Bank	EUR	732	USD	846	04/16/2026	(1,034)
JPMorgan Chase Bank	USD	1,386	EUR	1,172	04/16/2026	(30,350)
JPMorgan Chase Bank	USD	5,335	AUD	7,534	04/22/2026	(137,726)
JPMorgan Chase Bank	NOK	16,903	USD	1,732	04/23/2026	(13,899)
Morgan Stanley Bank NA	JPY	234,699	USD	1,491	04/10/2026	11,479
Morgan Stanley Bank NA	USD	2,046	JPY	325,955	04/10/2026	9,162
Morgan Stanley Bank NA	USD	2,866	JPY	447,876	04/10/2026	(41,547)
Morgan Stanley Bank NA	KRW	1,733,007	USD	1,203	04/14/2026	50,565
Morgan Stanley Bank NA	USD	454	KRW	692,081	04/14/2026	5,968
Morgan Stanley Bank NA	USD	889	KRW	1,302,372	04/14/2026	(23,327)
Morgan Stanley Bank NA	EUR	3,971	USD	4,673	04/16/2026	80,054
Morgan Stanley Bank NA	EUR	1,564	USD	1,799	04/16/2026	(10,315)
Morgan Stanley Bank NA	USD	2,757	CHF	2,147	04/16/2026	(68,187)
Morgan Stanley Bank NA	USD	1,697	EUR	1,471	04/16/2026	3,934
Morgan Stanley Bank NA	USD	3,067	EUR	2,644	04/16/2026	(8,544)
Morgan Stanley Bank NA	GBP	1,164	USD	1,549	04/24/2026	8,334
Morgan Stanley Bank NA	USD	908	GBP	680	04/24/2026	(8,002)
Morgan Stanley Bank NA	USD	3,416	ILS	10,586	05/21/2026	(43,781)
Morgan Stanley Capital Services, Inc.	JPY	846,308	USD	5,485	04/10/2026	148,737
Morgan Stanley Capital Services, Inc.	USD	2,793	JPY	426,982	04/10/2026	(101,181)
Morgan Stanley Capital Services, Inc.	CHF	650	USD	854	04/16/2026	40,227
Morgan Stanley Capital Services, Inc.	EUR	14,779	USD	17,705	04/16/2026	611,821
Morgan Stanley Capital Services, Inc.	USD	18,723	CHF	14,226	04/16/2026	(904,647)
Morgan Stanley Capital Services, Inc.	USD	2,021	EUR	1,688	04/16/2026	(68,768)
Morgan Stanley Capital Services, Inc.	USD	14,690	AUD	21,179	04/22/2026	(81,300)
Morgan Stanley Capital Services, Inc.	USD	867	NZD	1,432	04/22/2026	(43,711)
Morgan Stanley Capital Services, Inc.	USD	2,877	NOK	27,379	04/23/2026	(49,933)
NatWest Markets PLC	CHF	636	USD	820	04/16/2026	22,969
NatWest Markets PLC	EUR	943	USD	1,116	04/16/2026	24,497
Societe Generale	USD	3,859	JPY	613,850	04/10/2026	11,550
Standard Chartered Bank	JPY	242,425	USD	1,572	04/10/2026	43,167
Standard Chartered Bank	GBP	767	USD	1,037	04/24/2026	21,335
State Street Bank & Trust Co.	JPY	34,448	USD	221	04/10/2026	4,280
State Street Bank & Trust Co.	USD	367	JPY	58,505	04/10/2026	1,924
State Street Bank & Trust Co.	USD	3,494	JPY	550,706	04/10/2026	(21,416)
State Street Bank & Trust Co.	USD	1,551	KRW	2,248,688	04/14/2026	(55,315)
State Street Bank & Trust Co.	EUR	1,696	USD	2,008	04/16/2026	46,176
State Street Bank & Trust Co.	EUR	1,226	USD	1,414	04/16/2026	(4,168)
State Street Bank & Trust Co.	USD	827	CHF	641	04/16/2026	(24,242)
State Street Bank & Trust Co.	USD	868	EUR	753	04/16/2026	3,573
State Street Bank & Trust Co.	USD	764	NZD	1,273	04/22/2026	(32,060)
State Street Bank & Trust Co.	SEK	3,488	USD	371	04/23/2026	1,838
State Street Bank & Trust Co.	GBP	713	USD	950	04/24/2026	6,855
State Street Bank & Trust Co.	GBP	1,075	USD	1,419	04/24/2026	(3,906)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	USD	873	GBP	659	04/24/2026	$(1,272)
State Street Bank & Trust Co.	USD	840	MXN	14,877	05/21/2026	(12,855)
UBS	USD	778	JPY	123,999	04/10/2026	3,988
UBS	EUR	2,054	USD	2,436	04/16/2026	60,168
UBS	USD	5,664	EUR	4,926	04/16/2026	33,393
UBS	USD	1,649	EUR	1,400	04/16/2026	(29,618)
UBS	AUD	2,506	USD	1,762	04/22/2026	33,546
UBS	SEK	7,429	USD	805	04/23/2026	19,201
UBS	CNH	19,583	USD	2,851	05/22/2026	(2,019)

						$(436,226)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	The rate shown represents the 7-day yield as of period end.
(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)	Affiliated investments.
(f)

As of March 31, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $75,838,548 and gross unrealized depreciation of investments was $(16,415,128), resulting in net unrealized appreciation of $59,423,420.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

ILS – Israeli Shekel

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

March 31, 2026 (unaudited)

22.4%	Japan
17.9%	United Kingdom
12.2%	France
6.5%	United States
4.9%	Italy
4.5%	Netherlands
3.5%	Spain
3.4%	Denmark
3.1%	Hong Kong
2.7%	Switzerland
2.0%	Germany
2.0%	Sweden
1.8%	Belgium
11.7%	Other
1.4%	Short-Term Investments

100.0%	Total Investments

1

The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.7% or less in the following: Australia, Austria, China, Czech Republic, Greece, Norway, South Africa, South Korea and Taiwan.

AB Variable Products Series Fund, Inc.

AB International Value Portfolio

March 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2026:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Financials	$—	$65,796,020		$—	$65,796,020
Industrials	10,276,976	50,967,883		—	61,244,859
Consumer Discretionary	4,291,859	31,768,560		—	36,060,419
Health Care	3,093,943	23,910,477		—	27,004,420
Communication Services	3,319,189	20,818,645		—	24,137,834
Information Technology	2,430,237	16,358,507		—	18,788,744
Consumer Staples	4,491,882	14,125,337		—	18,617,219
Materials	4,684,778	13,188,109		—	17,872,887
Energy	—	17,596,167		—	17,596,167
Real Estate	—	8,983,305		—	8,983,305
Utilities	—	5,488,827		—	5,488,827
Short-Term Investments	4,135,548	—		—	4,135,548

Total Investments in Securities	36,724,412	269,001,837	(a)	—	305,726,249
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	2,329,379		—	2,329,379
Liabilities:
Forward Currency Exchange Contracts	—	(2,765,605)		—	(2,765,605)

Total	$36,724,412	$268,565,611		$—	$305,290,023

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2026 is as follows:

Fund	Market Value 12/31/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$13,750	$18,541	$28,155	$4,136	$44
AB Government Money Market Portfolio*	10,195	18,877	29,072	0	59
Total	$23,945	$37,418	$57,227	$4,136	$103

*	Investments of cash collateral for securities lending transactions.